Defined benefit plans (Detail 11) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ 54,404	$ 30,119
Derivative financial instruments, net of collateral	(33)	(8)
Bank accounts at UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	666	337
UBS debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	211	50
UBS shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	72	27
Securities lent to UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	827	871
Property occupied by UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	108	90
Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ 534	$ 76